Employee benefit plans and compensation plans - Defined benefit plans - Obligations (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Sweden
Employee benefit plans and compensation plans
Discount rate	2.50%	2.50%
Increase in compensation levels rate	3.20%	3.00%
Turnover rate	3.00%	3.00%
Additional information
Pension liability (in years)	19 years
Germany
Employee benefit plans and compensation plans
Discount rate	1.70%	1.60%
Increase in compensation levels rate	2.00%	2.00%